EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF INDEPENDENT AUDITOR’S REPORT	12 Months Ended
Mar. 31, 2025
Events Unaudited Subsequent To Date Of Independent Auditors Report
EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF INDEPENDENT AUDITOR’S REPORT

29 EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF INDEPENDENT AUDITOR’S REPORT

●	On July 22, 2025, Rhino Ventures Limited exercised all of the Tranche 1 Warrants to purchase 2,250,000 Ordinary Shares at an exercise price of $5.13 per share, which were to expire on July 23, 2025. In connection with the exercise of the warrants Rhino Ventures Limited paid the exercise price of $11,542,500 to the Company.

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On August 12, 2025, the Company signed a memorandum of understanding (“the Findings MOU”) to acquire 100% of the shares of IDRRA Cyber Security Ltd (also known as Findings) for shares and cash. Findings provides innovative category leading supply chain risk monitoring and vendor risk automation solutions in the cybersecurity and sustainability regulatory domains.

●	The Findings MOU values Findings at US$305 million which will be paid by $270 million in the Company’s ordinary shares and up to US$35 million in cash. The Company’s ordinary shares will be valued based on the 60-business day trailing VWAP of the Company’s ordinary shares as of the Findings MOU signing date, with ordinary shares subject to customary lock-up periods ranging from 9 to 18 months for Findings’ shareholders. The cash consideration will be split as $15 million paid upon closing and $20 million paid subject to Findings achieving certain EBITDA or ARR thresholds.

●	On August 22, 2025, the Nomas WPA was rescinded by mutual agreement of Rhino Ventures Limited and Nomas Global Investments-L.L.C-S.P.C and the Nomas Warrants were returned to Rhino Ventures Limited and the previously issued promissory note from Nomas Global Investments L.L.C-S.P.C to Rhino Ventures Limited in the amount of $50,000,000 as the initial consideration under the Nomas WPA has been cancelled. Accordingly, Rhino Ventures Limited is the owner of 100% of the outstanding IPO Warrants.

●	On August 18, 2025 Diginex announced an eight (8) for one (1) forward stock split to be paid in the form of a bonus share issuance. Each shareholder of the Company of record at the close of business on September 5, 2025 will receive 7 bonus ordinary shares for every one ordinary share held on the record date. The Company expects the bonus shares will be distributed on September 8, 2025.